Investments in Financial Assets (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Investments in Financial Assets

	2023		2022		2021
	Non-current	Current	Non-current	Current	Non-current	Current
Investments at amortized cost
Public securities (1)	-	99	201	162	22	332
Private securities - NO and stock market promissory notes	8	4	-	3	3	8
Term deposits (2)	-	47	-	80	-	59

	8	150	201	245	25	399

Investments at fair value with changes in results
Public securities (1)	-	114	-	74	-	98

	-	114	-	74	-	98

	8	264	201	319	25	497

(1)	See Note 36.
(2)	Corresponds to term deposits with the BNA.